CONDENSED STATEMENT OF OPERATIONS - USD ($)	1 Months Ended		2 Months Ended
	May 01, 2020		Jun. 30, 2020
Income Statement [Abstract]
General and administrative expenses	$ 2,500		$ 22,314
Franchise tax expense			40,548
Net loss	$ (2,500)		$ (62,862)
Weighted average shares outstanding, basic and diluted	5,000,000	[1],[2]	5,031,247 [3]
Basic and diluted net loss per share	$ 0.00		$ (0.01)

[1]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.
[3]	This number excludes an aggregate of up to 21,843,927 shares of Class A common stock subject to possible redemption.